Statements Of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,218,437)	$ (25,514)	$ (195,780)	$ (17,786)
Adjustments to reconcile net loss to net cash used by operating activities:
Interest Expense	5,045	1,309
Loss on extinguishment of debt	201,472	0
Imputed Interest Expense			2,677	3,015
Expenses paid by a related party			3,500	8,050
Impairment of license deposit			79,975	0
License expense			62,480	0
Changes in operating assets and liabilities:
Prepaid expenses	0	(4,000)
Accounts payable and accrued expenses	1,983,386	(1,162)	13,059	3,380
Related party advances	28,534	0
Net Cash Used by Operating Activities	0	(29,367)	(34,089)	(3,341)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposit on license	0	(60,000)	(142,455)	0
Net Cash Used by Investing Activities	0	(60,000)	(142,455)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party	0	18,600
Proceeds from note payable	0	75,000
Proceeds from related party loan			18,600	472
Proceeds from unrelated party loan			157,455
Net Cash Provided by Financing Activities	0	93,600	176,055	472
Net increase (decrease) in cash and cash equivalents	0	4,233	(489)	(2,869)
Cash and cash equivalents, beginning of period	0	489	489	3,358
Cash and cash equivalents, end of period	$ 0	$ 4,722	$ 0	$ 489